UNITEDSTATES

SECURITIESANDEXCHANGECOMMISSION

Washington,D.C.20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-05206
Exact name of registrant as specified in charter:	Prudential Jennison Natural Resources Fund, Inc
Address of principal executive offices:	655 Broad Street, 17th Floor
Newark, New Jersey 07102
Name and address of agent for service:	Andrew R. French
655 Broad Street, 17th Floor
Newark, New Jersey 07102
Registrant's telephone number, including area code:	800-225-1852
Date of fiscal year end:	10/31/2020
Date of reporting period:	4/30/2020

Item 1 – Reports to Stockholders

PGIM JENNISON NATURAL RESOURCES FUND

SEMIANNUAL REPORT

APRIL 30, 2020

COMING SOON: PAPERLESS SHAREHOLDER REPORTS

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (pgiminvestments.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-225-1852 or by sending an email request to PGIM Investments at shareholderreports@pgim.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary or follow instructions included with this notice to elect to continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-800-225-1852 or send an email request to shareholderreports@pgim.com to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

To enroll in e-delivery, go to pgiminvestments.com/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of April 30, 2020 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, member SIPC. Jennison Associates LLC is a registered investment adviser. Both are Prudential Financial companies. © 2020 Prudential Financial, Inc. and its related entities. Jennison Associates, Jennison, PGIM, and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for PGIM Jennison Natural Resources Fund informative and useful. The report covers performance for the six-month period ended April 30, 2020.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Jennison Natural Resources Fund

June 15, 2020

PGIM Jennison Natural Resources Fund	3

Your Fund’s Performance

Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgiminvestments.com or by calling (800) 225-1852.

	(without sales charges)	Average Annual Total Returns as of 4/30/20 (with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)
Class A	–21.70	–33.87	–12.22	–7.05	—
Class B	–22.04	–34.01	–12.09	–7.22	—
Class C	–22.01	–31.17	–11.83	–7.16	—
Class R	–21.81	–30.18	–11.42	–6.72	—
Class Z	–21.53	–29.70	–10.91	–6.22	—
Class R6	–21.51	–29.69	–10.80	N/A	–8.40 (12/27/10)
Lipper Global Natural Resources Index
	–21.78	–30.22	–8.76	–4.52	—
S&P 500 Index
	–3.15	0.88	9.12	11.69	—
MSCI World Net Dividends (ND) Index
	–7.29	–4.00	4.92	7.68	—

Average Annual Total Returns as of 4/30/20 Since Inception (%)
Class R6 (12/27/10)
Lipper Global Natural Resources Index	–6.06
S&P 500 Index	11.70
MSCI World Net Dividends (ND) Index	7.34

*Not annualized

Source: PGIM Investments LLC and Lipper Inc.

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the class’ inception date.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class B*	Class C	Class R	Class Z	Class R6
Maximum initial sales charge	5.50% of the public offering price	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	5.00% (Yr. 1) 4.00% (Yr. 2) 3.00% (Yr. 3) 2.00% (Yr. 4) 1.00% (Yr. 5) 1.00% (Yr. 6) 0.00% (Yr. 7)	1.00% on sales made within 12 months of purchase	None	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.30%	1.00%	1.00%	0.75% (0.50% currently)	None	None

*Class B shares are closed to all purchase activity and no additional Class B shares may be purchased or acquired except by exchange from Class B shares of another Fund or through reinvestment of dividends and/or capital gains. Effective on or about June 26, 2020, all issued and outstanding Class B shares will be automatically converted to Class A shares. See the supplement included with this shareholder report for details.

Benchmark Definitions

Lipper Global Natural Resources Index—The Lipper Global Natural Resources Index (Lipper Index) is an unmanaged index which tracks the performance of the 10 largest global natural resources mutual funds.

S&P 500 Index—The S&P 500 Index is an unmanaged index of over 500 stocks of large US public companies. It gives a broad look at how stock prices in the United States have performed.

MSCI World Net Dividends Index—The Morgan Stanley Capital International World Net Dividends Index (MSCI World ND Index) is an unmanaged free float-adjusted market capitalization-weighted index that is designed to measure the equity market performance of developed markets. The MSCI World ND Index is unmanaged and the total return includes the reinvestment of all dividends. The ND version of the MSCI World Index reflects the impact of the maximum withholding taxes on reinvested dividends.

Investors cannot invest directly in an index. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes.

PGIM Jennison Natural Resources Fund	5

Your Fund’s Performance (continued)

Presentation of Fund Holdings as of 4/30/20

Ten Largest Holdings	Line of Business	Country	% of Net Assets
Barrick Gold Corp.	Gold	Canada	4.7%
Newmont Corp.	Gold	United States	4.3%
Lundin Mining Corp.	Copper	Chile	3.8%
Agnico Eagle Mines Ltd.	Gold	Canada	3.2%
Kinross Gold Corp.	Gold	Canada	3.0%
BHP Group Ltd.	Diversified Metals & Mining	Australia	2.9%
Anglo American PLC	Diversified Metals & Mining	South Africa	2.6%
Linde PLC	Industrial Gases	United Kingdom	2.6%
Chevron Corp.	Integrated Oil & Gas	United States	2.6%
NextEra Energy Partners LP	Renewable Electricity	United States	2.5%

Holdings reflect only long-term investments and are subject to change.

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Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended April 30, 2020. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period

PGIM Jennison Natural Resources Fund	7

Fees and Expenses (continued)

and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Jennison Natural Resources Fund		Beginning Account Value November 1, 2019	Ending Account Value April 30, 2020	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$783.00	1.41%	$6.25
	Hypothetical	$1,000.00	$1,017.85	1.41%	$7.07
Class B	Actual	$1,000.00	$779.60	2.19%	$9.69
	Hypothetical	$1,000.00	$1,013.97	2.19%	$10.97
Class C	Actual	$1,000.00	$779.90	2.13%	$9.43
	Hypothetical	$1,000.00	$1,014.27	2.13%	$10.67
Class R	Actual	$1,000.00	$781.90	1.66%	$7.35
	Hypothetical	$1,000.00	$1,016.61	1.66%	$8.32
Class Z	Actual	$1,000.00	$784.70	0.97%	$4.30
	Hypothetical	$1,000.00	$1,020.04	0.97%	$4.87
Class R6	Actual	$1,000.00	$784.90	0.90%	$3.99
	Hypothetical	$1,000.00	$1,020.39	0.90%	$4.52

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended April 30, 2020, and divided by the 366 days in the Fund’s fiscal year ending October 31, 2020 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Schedule of Investments (unaudited)

as of April 30, 2020

Description	Shares	Value
LONG-TERM INVESTMENTS 95.3%

COMMON STOCKS

Agricultural Products 1.0%
Darling Ingredients, Inc.*	227,001	$4,673,951

Aluminum 1.2%
Constellium SE*(a)	696,933	5,408,200

Commodity Chemicals 0.7%
Dow, Inc.	81,898	3,004,838

Copper 12.0%
ERO Copper Corp. (Canada)*	733,932	8,394,121
First Quantum Minerals Ltd. (Zambia)	1,489,078	9,093,116
Freeport-McMoRan, Inc.(a)	604,732	5,339,784
Lundin Mining Corp. (Chile)	3,586,572	17,572,773
OZ Minerals Ltd. (Australia)	736,437	4,254,852
Southern Copper Corp. (Peru)	317,914	10,313,130

		54,967,776

Diversified Metals & Mining 6.5%
Anglo American PLC (South Africa)	669,819	11,941,967
BHP Group Ltd. (Australia), ADR	321,139	13,063,935
Rio Tinto PLC (Australia)	102,257	4,722,753

		29,728,655

Electric Utilities 1.2%
Orsted A/S (Denmark), ADR	165,613	5,582,814

Electrical Components & Equipment 1.5%
Sunrun, Inc.*(a)	494,069	6,931,788

Fertilizers & Agricultural Chemicals 3.3%
CF Industries Holdings, Inc.	93,551	2,572,652
FMC Corp.	86,273	7,928,489
Nutrien Ltd. (Canada)	123,708	4,417,613

		14,918,754

Gold 18.1%
Agnico Eagle Mines Ltd. (Canada)	246,467	14,462,683
Alacer Gold Corp.*	990,380	5,080,149
Algold Resources Ltd. (Canada)*	4,379	472
Axmin, Inc. (Canada)*	666,158	95,716

.

See Notes to Financial Statements.

PGIM Jennison Natural Resources Fund	9

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Description	Shares	Value
COMMON STOCKS (Continued)

Gold (cont’d.)
B2Gold Corp. (Canada)	499,618	$2,526,894
Barrick Gold Corp. (Canada)	839,733	21,597,933
Kinross Gold Corp. (Canada)*	2,098,330	13,869,961
Newmont Corp.	332,010	19,747,955
Wheaton Precious Metals Corp. (Canada)(a)	138,456	5,228,099

		82,609,862

Heavy Electrical Equipment 0.6%
TPI Composites, Inc.*	159,049	2,788,129

Industrial Gases 3.5%
Air Products & Chemicals, Inc.	17,596	3,969,306
Linde PLC (United Kingdom)	64,501	11,867,539

		15,836,845

Industrial Machinery 0.9%
Chart Industries, Inc.*(a)	116,818	4,172,739

Industrial REITs 0.6%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.(a)	90,133	2,522,823

Integrated Oil & Gas 8.1%
BP PLC (United Kingdom), ADR(a)	202,397	4,817,048
Chevron Corp.	126,871	11,672,132
Suncor Energy, Inc. (Canada)	583,362	10,413,012
TOTAL SA (France), ADR	282,760	9,939,014

		36,841,206

Marine 0.5%
Kirby Corp.*	40,763	2,177,559

Multi-Utilities 1.8%
RWE AG (Germany)	284,599	8,170,544

Oil & Gas Equipment & Services 3.3%
Baker Hughes Co.(a)	303,975	4,240,451
National Energy Services Reunited Corp.*(a)	777,231	3,971,650
Schlumberger Ltd.	245,606	4,131,093
TechnipFMC PLC (United Kingdom)(a)	280,037	2,495,130

		14,838,324

See Notes to Financial Statements.

10

Description	Shares	Value
COMMON STOCKS (Continued)

Oil & Gas Exploration & Production 17.7%
Concho Resources, Inc.(a)	177,950	$10,093,324
ConocoPhillips(a)	262,431	11,048,345
Diamondback Energy, Inc.(a)	215,589	9,386,745
EOG Resources, Inc.	207,079	9,838,323
Hess Corp.(a)	124,353	6,048,530
Lundin Petroleum AB (Sweden)	199,262	5,214,146
Noble Energy, Inc.	661,279	6,487,147
Parsley Energy, Inc. (Class A Stock)	884,444	8,357,996
Pioneer Natural Resources Co.	51,887	4,634,028
Sintana Energy, Inc. (Canada)*	637,992	36,668
Sintana Energy, Inc. (Canada), Reg D*	1,304,999	75,003
WPX Energy, Inc.*(a)	1,581,250	9,693,062

		80,913,317

Oil & Gas Refining & Marketing 2.5%
Marathon Petroleum Corp.	143,247	4,595,363
Valero Energy Corp.(a)	108,488	6,872,715

		11,468,078

Oil & Gas Storage & Transportation 4.6%
Cheniere Energy, Inc.*	225,827	10,543,862
Kinder Morgan, Inc.	681,834	10,384,332

		20,928,194

Precious Metals & Minerals 1.0%
Osisko Mining, Inc. (Canada)*(a)	1,853,044	4,659,402
Sedibelo Platinum Mines Ltd. (South Africa) Private Placement(original cost $4,469,143; purchased 11/27/07)*^(f)	523,100	—

		4,659,402

Renewable Electricity 3.8%
NextEra Energy Partners LP	225,297	11,330,186
Sunnova Energy International, Inc.*(a)	490,527	6,180,640

		17,510,826

See Notes to Financial Statements.

PGIM Jennison Natural Resources Fund	11

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Description	Shares	Value
COMMON STOCKS (Continued)

Silver 0.9%
MAG Silver Corp. (Canada)*	375,567	$4,271,149

TOTAL LONG-TERM INVESTMENTS (cost $442,496,881)		434,925,773

SHORT-TERM INVESTMENTS 23.1%

AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(w)	21,568,650	21,568,650
PGIM Institutional Money Market Fund (cost $83,958,801; includes $83,922,485 of cash collateral for securities on loan)(b)(w)	84,050,164	84,033,354

TOTAL SHORT-TERM INVESTMENTS (cost $105,527,451)		105,602,004

TOTAL INVESTMENTS 118.4% (cost $548,024,332)		540,527,777
Liabilities in excess of other assets (18.4)%		(84,057,042)

NET ASSETS 100.0%		$456,470,735

Below is a list of the abbreviation(s) used in the semiannual report:

ADR—American Depositary Receipt

LIBOR—London Interbank Offered Rate

LP—Limited Partnership

Reg D—Security was purchased pursuant to Regulation D under the Securities Act of 1933, providing exemption from the registration requirements. Unless otherwise noted, Regulation D securities are deemed to be liquid.

REITs—Real Estate Investment Trust

*	Non-income producing security.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $0 and 0.0% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $79,345,257; cash collateral of $83,922,485 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(f)	Indicates a restricted security; the aggregate original cost of such securities is $4,469,143. The aggregate value of $0 is 0.0% of net assets.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

See Notes to Financial Statements.

12

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2020 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Common Stocks
Agricultural Products	$4,673,951	$—	$—
Aluminum	5,408,200	—	—
Commodity Chemicals	3,004,838	—	—
Copper	50,712,924	4,254,852	—
Diversified Metals & Mining	13,063,935	16,664,720	—
Electric Utilities	5,582,814	—	—
Electrical Components & Equipment	6,931,788	—	—
Fertilizers & Agricultural Chemicals	14,918,754	—	—
Gold	82,609,862	—	—
Heavy Electrical Equipment	2,788,129	—	—
Industrial Gases	15,836,845	—	—
Industrial Machinery	4,172,739	—	—
Industrial REITs	2,522,823	—	—
Integrated Oil & Gas	36,841,206	—	—
Marine.	2,177,559	—	—
Multi-Utilities	—	8,170,544	—
Oil & Gas Equipment & Services	14,838,324	—	—
Oil & Gas Exploration & Production	75,699,171	5,214,146	—
Oil & Gas Refining & Marketing	11,468,078	—	—
Oil & Gas Storage & Transportation	20,928,194	—	—
Precious Metals & Minerals	4,659,402	—	—
Renewable Electricity	17,510,826	—	—
Silver	4,271,149	—	—
Affiliated Mutual Funds	105,602,004	—	—

Total	$506,223,515	$34,304,262	$—

Country Allocation:

The country allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2020 were as follows:

United States (including 18.4% of collateral for securities on loan)	72.6%
Canada	19.7
Australia	4.8
United Kingdom	4.2
Chile	3.8%
South Africa	2.6
Peru	2.3
France	2.2
Zambia	2.0

See Notes to Financial Statements.

PGIM Jennison Natural Resources Fund	13

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Country Allocation (continued):

Germany	1.8%
Denmark	1.2
Sweden	1.2

118.4
Liabilities in excess of other assets	(18.4)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$79,345,257	$(79,345,257)	$—

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

14

Statement of Assets and Liabilities (unaudited)

as of April 30, 2020

Assets
Investments at value, including securities on loan of $79,345,257:
Unaffiliated investments (cost $442,496,881)	$434,925,773
Affiliated investments (cost $105,527,451)	105,602,004
Receivable for Fund shares sold	1,986,430
Dividends receivable	348,784
Tax reclaim receivable	260,463
Prepaid expenses	1,974

Total Assets	543,125,428

Liabilities
Payable to broker for collateral for securities on loan	83,922,485
Payable for Fund shares reacquired	2,015,504
Accrued expenses and other liabilities	347,073
Management fee payable	245,625
Distribution fee payable	64,357
Affiliated transfer agent fee payable	59,649

Total Liabilities	86,654,693

Net Assets	$456,470,735

Net assets were comprised of:
Common stock, at par	$201,423
Paid-in capital in excess of par	1,149,272,293
Total distributable earnings (loss)	(693,002,981)

Net assets, April 30, 2020	$456,470,735

See Notes to Financial Statements.

PGIM Jennison Natural Resources Fund	15

Statement of Assets and Liabilities (unaudited)

as of April 30, 2020

Class A
Net asset value and redemption price per share, ($182,059,242 ÷ 8,096,610 shares of common stock issued and outstanding)	$22.49
Maximum sales charge (5.50% of offering price)	1.31

Maximum offering price to public	$23.80

Class B
Net asset value, offering price and redemption price per share, ($951,024 ÷ 53,150 shares of common stock issued and outstanding)	$17.89

Class C
Net asset value, offering price and redemption price per share, ($23,150,304 ÷ 1,293,951 shares of common stock issued and outstanding)	$17.89

Class R
Net asset value, offering price and redemption price per share, ($18,485,081 ÷ 836,425 shares of common stock issued and outstanding)	$22.10

Class Z
Net asset value, offering price and redemption price per share, ($209,563,086 ÷ 8,921,446 shares of common stock issued and outstanding)	$23.49

Class R6
Net asset value, offering price and redemption price per share, ($22,261,998 ÷ 940,750 shares of common stock issued and outstanding)	$23.66

See Notes to Financial Statements.

16

Statement of Operations (unaudited)

Six Months Ended April 30, 2020

Net Investment Income (Loss)
Income
Unaffiliated dividend income (net of $354,762 foreign withholding tax)	$6,942,018
Income from securities lending, net (including affiliated income of $74,704)	169,317
Affiliated dividend income	109,592

Total income	7,220,927

Expenses
Management fee	2,104,370
Distribution fee(a)	592,052
Transfer agent’s fees and expenses (including affiliated expense of $147,265)(a)	623,359
Shareholders’ reports	59,438
Custodian and accounting fees	53,701
Registration fees(a)	52,936
Audit fee	12,145
Legal fees and expenses	11,932
Directors’ fees	10,224
Miscellaneous	16,263

Total expenses	3,536,420
Less: Fee waiver and/or expense reimbursement(a)	(19,762)
Distribution fee waiver(a)	(27,267)

Net expenses	3,489,391

Net investment income (loss)	3,731,536

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $(49,880))	(43,885,916)
Foreign currency transactions	9,258

(43,876,658)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $66,763)	(78,889,095)
Foreign currencies	(1,578)

(78,890,673)

Net gain (loss) on investment and foreign currency transactions	(122,767,331)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(119,035,795)

(a)	Class specific expenses and waivers were as follows:

	Class A	Class B	Class C	Class R	Class Z	Class R6
Distribution fee	343,223	8,159	158,868	81,802	—	—
Transfer agent’s fees and expenses	335,451	15,566	44,240	30,824	195,845	1,433
Registration fees	8,640	7,321	7,524	7,434	11,533	10,484
Fee waiver and/or expense reimbursement	—	(19,762)	—	—	—	—
Distribution fee waiver	—	—	—	(27,267)	—	—

See Notes to Financial Statements.

PGIM Jennison Natural Resources Fund	17

Statements of Changes in Net Assets (unaudited)

	Six Months Ended	Year Ended
	April 30, 2020	October 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,731,536	$13,514,173
Net realized gain (loss) on investment and foreign currency transactions	(43,876,658)	(48,612,485)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(78,890,673)	(67,582,919)

Net increase (decrease) in net assets resulting from operations	(119,035,795)	(102,681,231)

Dividends and Distributions
Distributions from distributable earnings
Class A	(4,978,403)	(4,465,964)
Class B	(34,496)	(37,837)
Class C	(699,515)	(1,126,678)
Class R	(416,879)	(370,166)
Class Z	(6,490,037)	(8,822,129)
Class R6	(700,128)	(878,853)

	(13,319,458)	(15,701,627)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	82,007,689	151,089,563
Net asset value of shares issued in reinvestment of dividends and distributions	11,556,363	13,689,597
Cost of shares reacquired	(165,463,213)	(482,228,804)

Net increase (decrease) in net assets from Fund share transactions	(71,899,161)	(317,449,644)

Total increase (decrease)	(204,254,414)	(435,832,502)

Net Assets:
Beginning of period	660,725,149	1,096,557,651

End of period	$456,470,735	$660,725,149

See Notes to Financial Statements.

18

Notes to Financial Statements (unaudited)

Prudential Jennison Natural Resources Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a non-diversified open-end management investment company for purposes of the 1940 Act. PGIM Jennison Natural Resources Fund (the “Fund”) is the sole series of the Company.

The investment objective of the Fund is long-term growth of capital.

1. Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Company’s Board of Directors (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurements and Disclosures.

PGIM Jennison Natural Resources Fund	19

Notes to Financial Statements (unaudited) (continued)

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time the Fund is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

20

Illiquid Securities: Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Board approved Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Fund limit its illiquid investments that are assets to no more than 15% of net assets. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its subadviser(s) and may incur transaction costs that would not be incurred in the sale of securities that were freely marketable.

Restricted Securities: Securities acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer are considered restricted as to disposition under federal securities law (“restricted securities”). Such restricted securities are valued pursuant to the valuation procedures noted above. Restricted securities that would otherwise be considered illiquid investments pursuant to the Fund’s LRMP because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. Therefore, these Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act of 1933, may be classified higher than “illiquid” under the LRMP (i.e. “moderately liquid” or “less liquid” investments). However, the liquidity of the Fund’s investments in restricted securities could be impaired if trading does not develop or declines.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the

PGIM Jennison Natural Resources Fund	21

Notes to Financial Statements (unaudited) (continued)

difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Master Netting Arrangements: The Fund is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

22

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Class specific expenses include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Fund expects to pay dividends from net investment income and distributions from net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Agreements

The Fund has a management agreement with the Manager. Pursuant to this agreement, the Manager has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. In addition, under the management agreement, the Manager provides all of the administrative functions necessary for the organization, operation and management of the Fund. The Manager administers the corporate affairs of the Fund and, in connection therewith, furnishes the Fund with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by the Fund’s custodian and the Fund’s transfer agent. The Manager is also responsible for the staffing and management of dedicated groups of legal, marketing, compliance and related personnel necessary for the operation of the Fund. The legal, marketing, compliance and

PGIM Jennison Natural Resources Fund	23

Notes to Financial Statements (unaudited) (continued)

related personnel are also responsible for the management and oversight of the various service providers to the Fund, including, but not limited to, the custodian, transfer agent, and accounting agent.

The Manager has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison will furnish investment advisory services in connection with the management of the Fund. In connection therewith, Jennison is obligated to keep certain books and records of the Fund. The Manager pays for the services of Jennison, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to the Manager is accrued daily and payable monthly at an annual rate of 0.75% of the Fund’s average daily net assets up to $1 billion and 0.70% of the average daily net assets in excess of $1 billion. The effective management fee rate before any waivers and/or expense reimbursements was 0.75% for the reporting period ended April 30, 2020.

The Manager has contractually agreed, through February 28, 2021, to limit transfer agency, shareholder servicing, sub-transfer agency, and blue sky fees, as applicable, to the extent that such fees cause the total annual operating expenses to exceed 2.19% of average daily net assets for Class B shares. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total anuual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class R, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B, Class C and Class R shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually

24

incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z and Class R6 shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to 0.30%, 1%, 1% and 0.75% of the average daily net assets of the Class A, Class B, Class C and Class R shares, respectively. PIMS has contractually agreed through February 28, 2021 to limit such fees to 0.50% of the average daily net assets of Class R shares.

For the reporting period ended April 30, 2020, PIMS received $43,593 in front-end sales charges resulting from sales of Class A shares. Additionally, for the reporting period ended April 30, 2020, PIMS received $136, $644 and $1,188 in contingent deferred sales charges imposed upon redemptions by certain Class A, Class B and Class C shareholders, respectively. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs.

PGIM Investments, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Company’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. Through the Fund’s investments in the mentioned underlying funds, PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services. In addition to the realized and unrealized gains on investments in the Core Fund and Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Pursuant to the Rule 17a-7 procedures and consistent with guidance issued by the Securities and Exchange Commission (“SEC”), the Company’s Chief

PGIM Jennison Natural Resources Fund	25

Notes to Financial Statements (unaudited) (continued)

Compliance Officer (“CCO”) prepares a quarterly summary of all such transactions for submission to the Board, together with the CCO’s written representation that all such 17a-7 transactions were effected in accordance with the Fund’s Rule 17a-7 procedures. For the reporting period ended April 30, 2020, no 17a-7 transactions were entered into by the Fund.

4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended April 30, 2020, were $116,578,631 and $207,925,464, respectively.

A summary of the cost of purchases and proceeds from sales of shares of affiliated investments for the reporting period ended April 30, 2020, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
PGIM Core Ultra Short Bond Fund*
$13,019,841	$112,468,799	$103,919,990	$—	$—	$21,568,650	21,568,650	$109,592

PGIM Institutional Money Market Fund*
41,540,789	183,941,355	141,465,673	66,763	(49,880)	84,033,354	84,050,164	74,704	**

$54,560,630	$296,410,154	$245,385,663	$66,763	$(49,880)	$105,602,004		$184,296

* The Fund did not have any capital gain distributions during the reporting period.

** Represents the affiliated amount of securities lending income shown on the Statement of Operations.

5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of April 30, 2020 were as follows:

Tax Basis	$560,657,502

Gross Unrealized Appreciation	91,520,143
Gross Unrealized Depreciation	(111,649,868)

Net Unrealized Depreciation	$(20,129,725)

The book basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the Fund had a capital loss carryforward as of October 31, 2019 of approximately $632,774,000 which can be carried forward for an unlimited period.

26

No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended October 31, 2019 are subject to such review.

6. Capital and Ownership

The Fund offers Class A, Class B, Class C, Class R, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares on a monthly basis approximately seven years after purchase. Effective on or about June 26, 2020, all issued and outstanding Class B shares will be automatically converted to Class A shares. Class B shares are closed to new purchases. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately 10 years after purchase. Class R, Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock.

The Fund is authorized to issue a total of 500 million shares, par value of $0.01 per share, classified and designated as follows:

Class A	50,000,000
Class B	10,000,000
Class C	50,000,000
Class R	50,000,000
Class Z	145,000,000
Class T	90,000,000
Class R6	105,000,000

The Fund currently does not have any Class T shares outstanding.

PGIM Jennison Natural Resources Fund	27

Notes to Financial Statements (unaudited) (continued)

As of April 30, 2020, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

	Number of Shares	Percentage of Outstanding Shares
Class A	66	— %*
Class R	81,919	10%
Class R6	157,862	17%

* Amount represents less than 1% of outstanding shares.

At reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

Affiliated		Unaffiliated
Number of Shareholders	Percentage of Outstanding Shares	Number of Shareholders	Percentage of Outstanding Shares
—	—%	5	56%

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended April 30, 2020:
Shares sold	530,579	$12,077,364
Shares issued in reinvestment of dividends and distributions	161,543	4,691,193
Shares reacquired	(1,869,076)	(50,026,219)

Net increase (decrease) in shares outstanding before conversion	(1,176,954)	(33,257,662)
Shares issued upon conversion from other share class(es)	193,147	5,263,821
Shares reacquired upon conversion into other share class(es)	(55,739)	(1,496,973)

Net increase (decrease) in shares outstanding	(1,039,546)	$(29,490,814)

Year ended October 31, 2019:
Shares sold	952,248	$29,010,796
Shares issued in reinvestment of dividends and distributions	138,139	4,152,472
Shares reacquired	(3,553,397)	(108,834,519)

Net increase (decrease) in shares outstanding before conversion	(2,463,010)	(75,671,251)
Shares issued upon conversion from other share class(es)	1,394,220	45,268,422
Shares reacquired upon conversion into other share class(es)	(129,799)	(3,979,685)

Net increase (decrease) in shares outstanding	(1,198,589)	$(34,382,514)

28

Class B	Shares	Amount
Six months ended April 30, 2020:
Shares sold	844	$13,053
Shares issued in reinvestment of dividends and distributions	1,413	32,727
Shares reacquired	(11,589)	(259,276)

Net increase (decrease) in shares outstanding before conversion	(9,332)	(213,496)
Shares reacquired upon conversion into other share class(es)	(31,534)	(643,644)

Net increase (decrease) in shares outstanding	(40,866)	$(857,140)

Year ended October 31, 2019:
Shares sold	4,476	$115,720
Shares issued in reinvestment of dividends and distributions	1,463	35,304
Shares reacquired	(40,001)	(992,780)

Net increase (decrease) in shares outstanding before conversion	(34,062)	(841,756)
Shares reacquired upon conversion into other share class(es)	(82,893)	(2,029,005)

Net increase (decrease) in shares outstanding	(116,955)	$(2,870,761)

Class C
Six months ended April 30, 2020:
Shares sold	80,281	$1,549,448
Shares issued in reinvestment of dividends and distributions	26,413	611,992
Shares reacquired	(332,698)	(7,026,997)

Net increase (decrease) in shares outstanding before conversion	(226,004)	(4,865,557)
Shares reacquired upon conversion into other share class(es)	(185,541)	(4,054,986)

Net increase (decrease) in shares outstanding	(411,545)	$(8,920,543)

Year ended October 31, 2019:
Shares sold	133,673	$3,217,563
Shares issued in reinvestment of dividends and distributions	42,436	1,023,560
Shares reacquired	(1,041,419)	(25,357,578)

Net increase (decrease) in shares outstanding before conversion	(865,310)	(21,116,455)
Shares reacquired upon conversion into other share class(es)	(1,661,793)	(43,338,291)

Net increase (decrease) in shares outstanding	(2,527,103)	$(64,454,746)

Class R
Six months ended April 30, 2020:
Shares sold	237,339	$5,260,956
Shares issued in reinvestment of dividends and distributions	13,986	399,445
Shares reacquired	(286,245)	(7,173,743)

Net increase (decrease) in shares outstanding	(34,920)	$(1,513,342)

Year ended October 31, 2019:
Shares sold	325,894	$9,781,619
Shares issued in reinvestment of dividends and distributions	11,367	336,244
Shares reacquired	(549,366)	(16,657,292)

Net increase (decrease) in shares outstanding before conversion	(212,105)	(6,539,429)
Shares issued upon conversion from other share class(es)	106	3,360

Net increase (decrease) in shares outstanding	(211,999)	$(6,536,069)

PGIM Jennison Natural Resources Fund	29

Notes to Financial Statements (unaudited) (continued)

Class Z	Shares	Amount
Six months ended April 30, 2020:
Shares sold	2,384,798	$54,895,505
Shares issued in reinvestment of dividends and distributions	169,242	5,124,652
Shares reacquired	(3,350,089)	(91,098,853)

Net increase (decrease) in shares outstanding before conversion	(796,049)	(31,078,696)
Shares issued upon conversion from other share class(es)	69,918	1,987,611
Shares reacquired upon conversion into other share class(es)	(36,114)	(1,066,350)

Net increase (decrease) in shares outstanding	(762,245)	$(30,157,435)

Year ended October 31, 2019:
Shares sold	3,065,434	$95,441,203
Shares issued in reinvestment of dividends and distributions	231,976	7,263,164
Shares reacquired	(9,404,117)	(300,138,227)

Net increase (decrease) in shares outstanding before conversion	(6,106,707)	(197,433,860)
Shares issued upon conversion from other share class(es)	203,266	6,537,344
Shares reacquired upon conversion into other share class(es)	(78,684)	(2,523,046)

Net increase (decrease) in shares outstanding	(5,982,125)	$(193,419,562)

Class R6
Six months ended April 30, 2020:
Shares sold	324,125	$8,211,363
Shares issued in reinvestment of dividends and distributions	22,839	696,354
Shares reacquired	(366,211)	(9,878,125)

Net increase (decrease) in shares outstanding before conversion	(19,247)	(970,408)
Shares issued upon conversion from other share class(es)	314	10,521

Net increase (decrease) in shares outstanding	(18,933)	$(959,887)

Year ended October 31, 2019:
Shares sold	415,189	$13,522,662
Shares issued in reinvestment of dividends and distributions	27,874	878,853
Shares reacquired	(937,002)	(30,248,408)

Net increase (decrease) in shares outstanding before conversion	(493,939)	(15,846,893)
Shares issued upon conversion from other share class(es)	2,039	67,684
Shares reacquired upon conversion into other share class(es)	(202)	(6,783)

Net increase (decrease) in shares outstanding	(492,102)	$(15,785,992)

7. Borrowings

The Fund along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end.

SCA
Term of Commitment	10/3/2019 – 10/1/2020

Total Commitment	$ 1,222,500,000*

30

SCA
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%
Annualized Interest Rate on Borrowings	1.20% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent

* Effective March 31, 2020, the SCA’s total commitment was increased from $900,000,000 to $1,162,500,000 and subsequently, effective April 7, 2020 was increased to $1,222,500,000.

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably.

The Fund utilized the SCA during the reporting period ended April 30, 2020. The average daily balance for the 4 days that the Fund had loans outstanding during the period was approximately $1,730,750, borrowed at a weighted average interest rate of 2.92%. The maximum loan outstanding amount during the period was $2,002,000. At April 30, 2020, the Fund did not have an outstanding loan amount.

8. Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below:

Equity and Equity-Related Securities Risks: The value of a particular security could go down and you could lose money. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. The Fund’s holdings can vary significantly from broad market indexes and the performance of the Fund can deviate from the performance of these indexes. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Foreign Securities Risk: The Fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Fund may invest may have markets that are less liquid, less regulated and more volatile than US markets. The value of the Fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares.

PGIM Jennison Natural Resources Fund	31

Notes to Financial Statements (unaudited) (continued)

There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Market and Credit Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of an investment in the Fund will decline. Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Market Disruption and Geopolitical Risks: International wars or conflicts and geopolitical developments in foreign countries, along with instability in regions such as Asia, Eastern Europe, and the Middle East, possible terrorist attacks in the United States or around the world, public health epidemics such as the outbreak of infectious diseases like the recent outbreak of coronavirus globally or the 2014–2016 outbreak in West Africa of the Ebola virus, and other similar events could adversely affect the U.S. and foreign financial markets, including increases in market volatility, reduced liquidity in the securities markets and government intervention, and may cause further long-term economic uncertainties in the United States and worldwide generally.

Non-diversification Risk: A non-diversified Fund may invest a greater percentage of its assets in the securities of a single company or industry than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund.

9. Recent Accounting Pronouncements and Reporting Updates

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the Fund’s policy for the timing of transfers between levels. The amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019,

32

and interim periods within those fiscal years. The Manager has evaluated the implications of certain provisions of the ASU and has adopted the aspects related to the removal and modification of certain fair value measurement disclosures under the ASU. The Manager continues to evaluate certain other provisions of the ASU and does not expect a material impact to financial statement disclosures.

PGIM Jennison Natural Resources Fund	33

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended April 30, 2020		Year Ended October 31,
			2019	2018	2017	2016	2015
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$29.28		$33.37	$35.98	$34.20	$32.50	$46.17
Income (loss) from investment operations:
Net investment income (loss)	0.16		0.43	0.28	0.12	0.02	0.11
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(6.39)		(4.08)	(2.89)	1.97	1.80	(13.78)
Total from investment operations	(6.23)		(3.65)	(2.61)	2.09	1.82	(13.67)
Less Dividends and Distributions:
Dividends from net investment income	(0.56)		(0.44)	-	(0.31)	(0.12)	-
Net asset value, end of period	$22.49		$29.28	$33.37	$35.98	$34.20	$32.50
Total Return(b):	(21.70)%		(10.97)%	(7.25)%	6.05%	5.60%	(29.61)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$182,059		$267,486	$344,851	$494,574	$606,462	$844,746
Average net assets (000)	$230,073		$302,294	$456,839	$562,687	$707,741	$1,049,852
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.41%	(e)	1.35%	1.24%	1.22%	1.25%	1.22%
Expenses before waivers and/or expense reimbursement	1.41%	(e)	1.35%	1.24%	1.22%	1.25%	1.22%
Net investment income (loss)	1.17%	(e)	1.41%	0.73%	0.34%	0.07%	0.29%
Portfolio turnover rate(f)	21%		39%	27%	32%	28%	35%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

34

Class B Shares
	Six Months Ended April 30, 2020		Year Ended October 31,
			2019	2018		2017	2016	2015
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$23.33		$26.63	$28.98		$27.79	$26.53	$37.95
Income (loss) from investment operations:
Net investment income (loss)	0.05		0.16	-	(b)	(0.11)	(0.16)	(0.13)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(5.10)		(3.27)	(2.35)		1.61	1.44	(11.29)
Total from investment operations	(5.05)		(3.11)	(2.35)		1.50	1.28	(11.42)
Less Dividends and Distributions:
Dividends from net investment income	(0.39)		(0.19)	-		(0.31)	(0.02)	-
Net asset value, end of period	$17.89		$23.33	$26.63		$28.98	$27.79	$26.53
Total Return(c):	(22.04)%		(11.69)%	(8.11)%		5.32%	4.82%	(30.09)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$951		$2,193	$5,617		$13,613	$23,687	$36,198
Average net assets (000)	$1,641		$3,695	$10,001		$18,557	$27,807	$54,812
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	2.19%	(f)	2.19%	2.19%		1.92%	1.95%	1.92%
Expenses before waivers and/or expense reimbursement	4.61%	(f)	3.23%	2.39%		1.92%	1.95%	1.92%
Net investment income (loss)	0.44%	(f)	0.63%	(0.01)%		(0.36)%	(0.61)%	(0.41)%
Portfolio turnover rate(g)	21%		39%	27%		32%	28%	35%

(a)	Calculated based on average shares outstanding during the period.
(b)	Less than $0.005 per share.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Natural Resources Fund	35

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended April 30, 2020		Year Ended October 31,
			2019	2018	2017	2016	2015
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$23.37		$26.71	$28.99	$27.80	$26.53	$37.96
Income (loss) from investment operations:
Net investment income (loss)	0.05		0.20	0.03	(0.11)	(0.16)	(0.13)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(5.09)		(3.27)	(2.31)	1.61	1.45	(11.30)
Total from investment operations	(5.04)		(3.07)	(2.28)	1.50	1.29	(11.43)
Less Dividends and Distributions:
Dividends from net investment income	(0.44)		(0.27)	-	(0.31)	(0.02)	-
Net asset value, end of period	$17.89		$23.37	$26.71	$28.99	$27.80	$26.53
Total Return(b):	(22.01)%		(11.51)%	(7.86)%	5.32%	4.86%	(30.11)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$23,150		$39,853	$113,063	$166,711	$234,821	$272,169
Average net assets (000)	$31,948		$72,400	$150,802	$203,277	$236,425	$347,186
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	2.13%	(e)	1.99%	1.90%	1.92%	1.95%	1.92%
Expenses before waivers and/or expense reimbursement	2.13%	(e)	1.99%	1.90%	1.92%	1.95%	1.92%
Net investment income (loss)	0.47%	(e)	0.82%	0.08%	(0.37)%	(0.64)%	(0.41)%
Portfolio turnover rate(f)	21%		39%	27%	32%	28%	35%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

36

Class R Shares
	Six Months Ended April 30, 2020		Year Ended October 31,
			2019	2018	2017	2016	2015
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$28.75		$32.75	$35.40	$33.73	$32.05	$45.62
Income (loss) from investment operations:
Net investment income (loss)	0.12		0.36	0.18	0.05	(0.05)	0.04
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(6.28)		(4.01)	(2.83)	1.93	1.78	(13.61)
Total from investment operations	(6.16)		(3.65)	(2.65)	1.98	1.73	(13.57)
Less Dividends and Distributions:
Dividends from net investment income	(0.49)		(0.35)	-	(0.31)	(0.05)	-
Net asset value, end of period	$22.10		$28.75	$32.75	$35.40	$33.73	$32.05
Total Return(b):	(21.81)%		(11.18)%	(7.49)%	5.81%	5.39%	(29.75)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$18,485		$25,050	$35,482	$49,793	$59,729	$56,596
Average net assets (000)	$21,934		$30,801	$45,875	$56,984	$56,621	$65,555
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.66%	(e)	1.59%	1.50%	1.42%	1.45%	1.42%
Expenses before waivers and/or expense reimbursement	1.91%	(e)	1.84%	1.75%	1.67%	1.70%	1.67%
Net investment income (loss)	0.90%	(e)	1.18%	0.48%	0.14%	(0.15)%	0.10%
Portfolio turnover rate(f)	21%		39%	27%	32%	28%	35%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Natural Resources Fund	37

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended April 30, 2020		Year Ended October 31,
			2019	2018	2017	2016	2015
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$30.62		$34.88	$37.48	$35.58	$33.82	$47.90
Income (loss) from investment operations:
Net investment income (loss)	0.22		0.60	0.44	0.24	0.12	0.24
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(6.66)		(4.28)	(3.04)	2.05	1.87	(14.32)
Total from investment operations	(6.44)		(3.68)	(2.60)	2.29	1.99	(14.08)
Less Dividends and Distributions:
Dividends from net investment income	(0.69)		(0.58)	-	(0.39)	(0.23)	-
Net asset value, end of period	$23.49		$30.62	$34.88	$37.48	$35.58	$33.82
Total Return(b):	(21.53)%		(10.61)%	(6.94)%	6.38%	5.90%	(29.39)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$209,563		$296,535	$546,496	$739,898	$809,852	$1,028,166
Average net assets (000)	$251,690		$401,185	$717,400	$803,996	$834,087	$1,325,084
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	0.97%	(e)	0.92%	0.87%	0.92%	0.95%	0.92%
Expenses before waivers and/or expense reimbursement	0.97%	(e)	0.92%	0.87%	0.92%	0.95%	0.92%
Net investment income (loss)	1.59%	(e)	1.87%	1.10%	0.64%	0.37%	0.60%
Portfolio turnover rate(f)	21%		39%	27%	32%	28%	35%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

38

Class R6 Shares
	Six Months Ended April 30, 2020		Year Ended October 31,
			2019	2018	2017	2016	2015
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$30.85		$35.16	$37.73	$35.83	$34.04	$48.14
Income (loss) from investment operations:
Net investment income (loss)	0.24		0.63	0.47	0.27	0.19	0.30
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(6.72)		(4.32)	(3.04)	2.08	1.89	(14.40)
Total from investment operations	(6.48)		(3.69)	(2.57)	2.35	2.08	(14.10)
Less Dividends and Distributions:
Dividends from net investment income	(0.71)		(0.62)	-	(0.45)	(0.29)	-
Net asset value, end of period	$23.66		$30.85	$35.16	$37.73	$35.83	$34.04
Total Return(b):	(21.51)%		(10.54)%	(6.81)%	6.51%	6.15%	(29.29)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$22,262		$29,607	$51,048	$70,972	$109,742	$189,234
Average net assets (000)	$26,964		$40,924	$63,591	$95,866	$126,781	$202,883
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	0.90%	(e)	0.86%	0.78%	0.76%	0.77%	0.76%
Expenses before waivers and/or expense reimbursement	0.90%	(e)	0.86%	0.78%	0.76%	0.77%	0.76%
Net investment income (loss)	1.67%	(e)	1.93%	1.18%	0.71%	0.57%	0.77%
Portfolio turnover rate(f)	21%		39%	27%	32%	28%	35%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Natural Resources Fund	39

Fund Liquidity Risk Management Program (unaudited)

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program (the “LRMP”). The Fund’s LRMP seeks to assess and manage the Fund’s liquidity risk, which is defined as the risk that the Fund is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Fund. The Fund’s Board of Directors (the “Board”) has approved PGIM Investments LLC (“PGIM Investments”), the Fund’s investment manager, to serve as the administrator of the Fund’s LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

The Fund’s LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, the Fund’s LRMP includes no less than annual assessments of factors that influence the Fund’s liquidity risk; no less than monthly classifications of the Fund’s investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of the Fund’s assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Fund does not invest primarily in highly liquid investments; and regular reporting to the Fund’s Board.

At a meeting of the Board of Directors on March 3-5, 2020, PGIM Investments provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness of the Fund’s LRMP, including any material changes to the LRMP for the period from the inception of the Fund’s program on December 1, 2018 through December 31, 2019 (“Reporting Period”). The LRMP Report concluded that the Fund’s LRMP was reasonably designed to assess and manage the Fund’s liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that the Fund’s investment strategies continue to be appropriate given the Fund’s status as an open-end fund.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in the Fund, including liquidity risks presented by the Fund’s investment portfolio, is found in the Fund’s Prospectus and Statement of Additional Information.

40

Supplement dated December 18, 2019

to the Currently Effective Summary Prospectus, Prospectus

and Statement of Additional Information of the Funds Listed Below

This supplement should be read in conjunction with your Summary Prospectus, Statutory Prospectus and Statement of Additional Information, be retained for future reference and is in addition to any existing Fund supplements.

The Board of Directors/Trustees for each Fund listed below has approved the conversion of all issued and outstanding Class B shares of the Funds to Class A shares of the same Fund, effective on or about June 26, 2020.

As a result, effective on or about the close of business on June 26, 2020, all of the issued and outstanding Class B shares of a Fund will be converted into Class A shares of that Fund with the same relative aggregate net asset value as the Class B shares held immediately prior to the conversion. Class A shares currently have lower total expense ratios, and equal or lower distribution fees and shareholder servicing fees payable under the Fund’s 12b-1 plan than Class B shares. No sales load, fee, or other charge will be imposed on the conversion of these shares. Class A shares are not subject to the contingent deferred sales charge (if any) currently charged on the redemption of Class B shares. Please refer to your Fund’s Prospectus for more information regarding Class A shares. The conversion is not expected to be a taxable event for federal income tax purposes and should not result in recognition of gain or loss by converting shareholders.

LR1263

The Prudential Investment Portfolios, Inc.

PGIM Balanced Fund

PGIM Jennison Focused Value Fund

PGIM Jennison Growth Fund

Prudential Investment Portfolios 3

PGIM Jennison Focused Growth Fund

PGIM QMA Large-Cap Value Fund

PGIM Real Assets Fund

Prudential Investment Portfolios 4

PGIM Muni High Income Fund

Prudential Investment Portfolios 5

PGIM Jennison Diversified Growth Fund

Prudential Investment Portfolios 6

PGIM California Muni Income Fund

Prudential Investment Portfolios 7

PGIM Jennison Value Fund

Prudential Investment Portfolios 9

PGIM QMA Large-Cap Core Equity Fund

Prudential Investment Portfolios, Inc. 10

PGIM Jennison Global Equity Income Fund

PGIM QMA Mid-Cap Value Fund

Prudential Investment Portfolios 12

PGIM Global Real Estate Fund

PGIM US Real Estate Fund

Prudential Investment Portfolios, Inc. 14

PGIM Government Income Fund

Prudential Investment Portfolios, Inc. 15

PGIM High Yield Fund

Prudential Investment Portfolios 16

PGIM Income Builder Fund

Prudential Investment Portfolios, Inc. 17

PGIM Total Return Bond Fund

Prudential Investment Portfolios 18

PGIM Jennison 20/20 Focus Fund

Prudential Global Total Return Fund, Inc.

PGIM Global Total Return Fund

Prudential Jennison Blend Fund, Inc.

PGIM Jennison Blend Fund

Prudential Jennison Mid-Cap Growth Fund, Inc.

PGIM Jennison Mid-Cap Growth Fund

Prudential Jennison Natural Resources Fund, Inc.

PGIM Jennison Natural Resources Fund

Prudential Jennison Small Company Fund, Inc.

PGIM Jennison Small Company Fund

Prudential Government Money Market Fund, Inc.

PGIM Government Money Market Fund

Prudential National Muni Fund, Inc.

PGIM National Muni Fund

Prudential Sector Funds, Inc.

PGIM Jennison Financial Services Fund

PGIM Jennison Health Sciences Fund

PGIM Jennison Utility Fund

Prudential Short-Term Corporate Bond Fund, Inc.

PGIM Short-Term Corporate Bond Fund

Prudential World Fund, Inc.

PGIM QMA International Equity Fund

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgiminvestments.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Michael S. Hyland • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Claudia DiGiacomo, Chief Legal Officer • Dino Capasso, Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Jonathan D. Shain, Assistant Secretary • Melissa Gonzalez, Assistant Secretary • Diana N. Huffman, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Russ Shupak, Assistant Treasurer • Elyse McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to pgiminvestments.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, PGIM Jennison Natural Resources Fund, PGIM Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM JENNISON NATURAL RESOURCES FUND

SHARE CLASS	A	B	C	R	Z	R6
NASDAQ	PGNAX	PRGNX	PNRCX	JNRRX	PNRZX	PJNQX
CUSIP	74441K107	74441K206	74441K305	74441K404	74441K503	74441K602

MF135E2

Item 2 – Code of Ethics — Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not required, as this is not an annual filing.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 – Controls and Procedures

(a)It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)There has been no significant change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant's internal control over financial reporting.

Item 12 – Controls and Procedures - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not applicable.

Item 13 – Exhibits

(a)(1) Code of Ethics – Not required, as this is not an annual filing.

(2)Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3)Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(4)Registrant's Independent Public Accountant, attached as Exhibit 99.ACCT

(b)Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Jennison Natural Resources Fund, Inc.
By:	/s/ Andrew R. French
Andrew R. French
Secretary
Date:	June 15, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer
Date:	June 15, 2020
By:	/s/ Christian J. Kelly
Christian J. Kelly
Treasurer and Principal Financial and Accounting Officer
Date:	June 15, 2020